Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 17,957	$ 9,109
Accounts receivable, net	158,450	110,294
Inventories	110,683	56,454
Deferred income taxes	1,813
Prepaid expenses and other current assets	2,183	1,924
Total current assets	291,086	177,781
Property and equipment, net	13,150	12,378
Capitalized software for internal use, net	13,236	6,564
Goodwill	23,148	1,537
Intangible assets, net	44,973	7,100
Investment in non-consolidated entity	3,500	5,577
Other noncurrent assets	993	840
Total assets	390,086	211,777
Current liabilities:
Accounts payable	202,495	142,353
Borrowings on line of credit		62,622
Short-term debt, including current portion of long-term debt		6,693
Accrued expenses:
Contingent consideration	6,282	650
Compensation and benefits	2,257	2,703
Other	4,394	1,646
Total current liabilities	215,428	216,667
Long-term debt, less current portion		18,849
Contingent consideration, less current portion	5,409	650
Deferred income taxes	518
Other noncurrent liabilities	4	23
Mandatory redeemable common shares, $1.00 par value; 3,187,500 shares outstanding at December 31, 2013		53,370
Total liabilities	221,359	289,559
Common stock:
Additional paid-in capital	9,893	4,186
Retained earnings (accumulated deficit)	5,354	(81,972)
Total Diplomat Pharmacy shareholders' equity (deficit)	164,148	(77,782)
Noncontrolling interest	4,579
Total shareholders' equity (deficit)	168,727	(77,782)
Total liabilities and shareholders' equity (deficit)	390,086	211,777
Common shares
Common stock:
Common shares	148,901
Class B Nonvoting Common Stock
Common stock:
Common shares		4
Total shareholders' equity (deficit)		$ 4